Annual Total Returns[BarChart] - Pioneer Multi-Asset Ultrashort Income Fund - A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.88%	0.88%	0.69%	0.52%	2.06%	1.56%	1.64%	3.28%	(0.86%)